Financial Information of the Parent Company (Tables)	6 Months Ended
Mar. 31, 2026
Financial Information of the Parent Company [Abstract]
Schedule of Consolidated Financial Statements

PARENT COMPANY BALANCE SHEETS

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
ASSETS
Cash	$15,736,152	$23,938,610
Other receivable	5,223,594	-
Due from related parties	5,595,883	5,638,387
Due from subsidiaries	13,545,139	11,155,749
Total current assets	40,100,768	40,732,746

Non-current asset
Investment in subsidiaries	$15,544,295	$15,396,764

Total assets	$55,645,063	$56,129,510

LIABILITIES AND SHAREHOLDERS’ EQUITY

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A ordinary shares, $0.00001 par value, 1,800,000,000 shares authorized, 563,338 shares issued and outstanding as of March 31, 2026 * Ordinary shares, $11.25 par value, 2,000,000,000 shares authorized, 563,338 shares issued and outstanding as of September 30, 2025	6	6,337,553
Class B ordinary shares, $0.00001 par value, 200,000,000 shares authorized, none issued and outstanding as of March 31, 2026 and September 30, 2025	-	-
Additional paid-in capital	69,347,114	63,009,567
Accumulated deficit	(12,958,901)	(11,404,088)
Accumulated other comprehensive loss	(743,156)	(1,813,522)
Total shareholders’ equity	55,645,063	56,129,510

Total liabilities and shareholders’ equity	$55,645,063	$56,129,510

*	The dual-class share structure became effective on February 13, 2026.

Schedule of Parent Company Statements of Operations and Comprehensive Loss

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Six Months Ended March 31,
	2026	2025
Operating costs and expenses:
General and administrative expenses	$(292,948)	$(1,835,286)

Other income (expenses):
Interest income	60	-
Other expenses	(33,893)	(727,331)

Equity in loss of subsidiaries	(1,228,032)	(722,138)

Net loss	(1,554,813)	(3,284,755)
Foreign currency translation adjustments	1,070,366	(2,033,233)
Comprehensive loss attributable to the Company	$(484,447)	$(5,317,988)

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months Ended March 31,
	2026	2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(1,554,813)	$(3,284,755)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	1,228,032	722,138
Changes in operating assets and liabilities:
Other receivable	(5,223,594)	1,377,873
Due from related parties	42,504	-
Due to related parties	-	137,814
Other payable	-	7,882
Accrued expense	-	(49,475)
Net cash used in operating activities	(5,507,871)	(1,088,523)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	-	(9,100,000)
Net cash used in investing activities	-	(9,100,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares		15,000,000
Cash repayment from subsidiaries	(2,389,390)	(588,780)
Net cash (used in) provided by financing activities	(2,389,390)	14,411,220

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(305,197)	(437,377)

CHANGES IN CASH	(8,202,458)	3,785,320

CASH, beginning of period	23,938,610	25,058,414

CASH, end of period	$15,736,152	$28,843,734